Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION
19.	SHARE BASED COMPENSATION

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2020	427,076	$2.54
Granted	18,000	$1.64
Vested	(18,000)	$1.77
Unvested at December 31, 2021	427,076	$2.53
Granted	18,000	$1.16
Vested	(137,880)	$2.37
Unvested at December 31, 2022	307,196	$2.52

Among the outstanding restricted share units brought forward from December 31, 2020, 119,880 restricted shares were vest in May 2022. The remaining restricted share units will vest in January 2024 through February 2029, upon fulfilment of requisite service period by the employees.

On September 13, 2021, the Company granted and issued 18,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2021. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2021, 15,000 share were vested. The grant-date value of each restricted share units was $1.64 by reference to the closing price on September 13, 2021, and the total fair value of these restricted Class A Ordinary Share units aggregated $29,520.

On October 10, 2022, the Company granted and issued 18,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2022. The restricted shares were vested in a straight line method over the service period, and will be transferable after a lock-up period of six months. As of December 31, 2022, 15,000 share were vested. The grant-date value of each restricted share units was $1.16 by reference to the closing price on October 10, 2022, and the total fair value of these restricted Class A Ordinary Share units aggregated $20,880.

For the years ended December 31, 2022, 2021 and 2020, the Company had share-based compensation expenses of $160,777, $211,832, $168,350, respectively. As of December 31, 2022, the Company expected to incur share-based compensation expenses of $363,670 over a weighted average period of 3.9 years.

The following table summarizes share-based compensation expenses charged to operating expenses:

	For the Years Ended December 31,
	2022	2021	2020
Selling and marketing expenses	$61,607	$111,997	$93,439
General and administrative expenses	99,170	99,826	74,911
Total share-based compensation expenses	$160,777	$211,823	$168,350